28. LOSS PER SHARE (Details 2) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic numerator
Loss for the year attributable to controlling shareholders	R$ (4,448.1)	R$ (1,125.6)	R$ (372.4)
Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Loss per share basic - R$	R$ (5.48267)	R$ (1.40073)	R$ (0.46437)
Diluted numerator
Loss for the year attributable to controlling shareholders	R$ (4,448.1)	R$ (1,125.6)	R$ (372.4)
Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Weighted average number of outstanding shares - diluted	811,294,251	803,559,763	801,903,266
Loss per share diluted - R$	R$ (5.48267)	R$ (1.40073)	R$ (0.46437)